Related Parties - Additional Information (Details) $ / shares in Units, $ in Millions				1 Months Ended		12 Months Ended
	Mar. 25, 2021 USD ($) $ / shares	Mar. 25, 2021 SFr / shares	Nov. 29, 2018 USD ($)	Sep. 30, 2018 shares $ / shares	Sep. 30, 2018 shares SFr / shares	Dec. 31, 2021	Dec. 31, 2020 shares
Disclosure Of Transactions Between Related Parties [Line Items]
Description of nature of related party relationship						Related parties comprise the Company’s executive officers and directors, including their affiliates, and any person that directly, or indirectly through one or more intermediaries, controls, is controlled by, or is under common control, with the Company.
CEO
Disclosure Of Transactions Between Related Parties [Line Items]
Number of share options granted | shares				127,000	127,000
Strike price | (per share)	$ 3.33	SFr 3.15		$ 4.22	SFr 4.00
Fair value of these options | $	$ 0.1
CEO | Minimum
Disclosure Of Transactions Between Related Parties [Line Items]
Net proceeds from IPO | $			$ 1,000.0
Key Management Personnel Of Entity
Disclosure Of Transactions Between Related Parties [Line Items]
Number of instruments granted in share-based payment arrangement | shares							65,920